Portfolio of Investments

Touchstone Dynamic Equity Fund – September 30, 2020 (Unaudited)

		Market
	Shares	Value
Common Stocks — 100.8%
Information Technology — 29.0%
Accenture PLC - Class A	773	$174,690
Adobe, Inc.*	275	134,868
Advanced Micro Devices, Inc.*	3,445	282,455
Amphenol Corp. - Class A	358	38,761
Apple, Inc.	15,835	1,833,851
Arista Networks, Inc.*	474	98,085
Avnet, Inc.	1,389	35,892
Booz Allen Hamilton Holding Corp.	980	81,320
Broadridge Financial Solutions, Inc.	164	21,648
CDW Corp.	1,087	129,929
Cisco Systems, Inc.	3,535	139,244
Crowdstrike Holdings, Inc. - Class A*	184	25,267
DocuSign, Inc.*	500	107,620
EPAM Systems, Inc.*	317	102,480
HubSpot, Inc.*	12	3,507
Intuit, Inc.	433	141,249
Mastercard, Inc. - Class A	967	327,010
Microsoft Corp.	6,389	1,343,798
NVIDIA Corp.	846	457,872
PayPal Holdings, Inc.*	1,370	269,931
QUALCOMM, Inc.	753	88,613
RingCentral, Inc. - Class A*	29	7,964
salesforce.com, Inc.*	355	89,219
ServiceNow, Inc.*	432	209,520
Splunk, Inc.*	243	45,716
Square, Inc. - Class A*	812	131,991
TE Connectivity Ltd.	1,643	160,587
Texas Instruments, Inc.	859	122,657
Trade Desk, Inc. (The) - Class A*	128	66,404
Twilio, Inc. - Class A*	223	55,101
Visa, Inc. - Class A	1,782	356,347
Xilinx, Inc.	346	36,067
Zoom Video Communications, Inc. - Class A*	150	70,517
Zscaler, Inc.*	691	97,217

		7,287,397

Health Care — 13.4%
Abbott Laboratories	799	86,955
ACADIA Pharmaceuticals, Inc.*	1,353	55,811
Align Technology, Inc.*	68	22,260
Bristol-Myers Squibb Co.	2,140	129,021
Cerner Corp.	259	18,723
Cigna Corp.	522	88,432
CVS Health Corp.	830	48,472
DexCom, Inc.*	201	82,858
Edwards Lifesciences Corp.*	701	55,954
Eli Lilly & Co.	1,111	164,450
Exact Sciences Corp.*	911	92,876
IDEXX Laboratories, Inc.*	213	83,732
Illumina, Inc.*	125	38,635
Immunomedics, Inc.*	542	46,086
Incyte Corp.*	1,157	103,829
Intuitive Surgical, Inc.*	50	35,477
Johnson & Johnson	3,501	521,229
Merck & Co., Inc.	4,590	380,740
Novocure Ltd.*	522	58,104
Pfizer, Inc.	6,495	238,367
Stryker Corp.	150	31,256
Thermo Fisher Scientific, Inc.	506	223,409
UnitedHealth Group, Inc.	1,300	405,301
Veeva Systems, Inc. - Class A*	274	77,046

		Market
	Shares	Value
Health Care — (Continued)
Vertex Pharmaceuticals, Inc.*	406	$110,481
West Pharmaceutical Services, Inc.	132	36,287
Zoetis, Inc.	780	128,989

		3,364,780

Consumer Discretionary — 12.2%
Amazon.com, Inc.*	413	1,300,425
Best Buy Co., Inc.	803	89,366
Chipotle Mexican Grill, Inc.*	163	202,725
DR Horton, Inc.	1,881	142,260
Garmin Ltd.	912	86,512
Home Depot, Inc. (The)	511	141,910
Lowe’s Cos., Inc.	584	96,862
Lululemon Athletica, Inc.*	773	254,603
NIKE, Inc. - Class B	2,820	354,023
Ross Stores, Inc.	1,643	153,325
Tesla, Inc.*	428	183,616
TJX Cos., Inc. (The)	1,047	58,266
VF Corp.	68	4,777

		3,068,670

Financials — 11.1%
Ally Financial, Inc.	700	17,549
American Express Co.	131	13,133
Assured Guaranty Ltd.	3,716	79,820
Athene Holding Ltd. - Class A*	165	5,623
Bank of America Corp.	4,909	118,258
Bank OZK	1,066	22,727
Berkshire Hathaway, Inc. - Class B*	1,694	360,720
BlackRock, Inc.	273	153,849
Citigroup, Inc.	2,781	119,889
Globe Life, Inc.	1,392	111,221
Huntington Bancshares, Inc.	8,200	75,194
JPMorgan Chase & Co.	5,042	485,393
Marsh & McLennan Cos., Inc.	1,271	145,784
MGIC Investment Corp.	2,886	25,570
Moody’s Corp.	449	130,143
Old Republic International Corp.	1,110	16,361
Progressive Corp. (The)	1,398	132,349
S&P Global, Inc.	891	321,295
SVB Financial Group*	441	106,113
T Rowe Price Group, Inc.	646	82,830
Truist Financial Corp.	2,296	87,363
US Bancorp	4,949	177,422

		2,788,606

Communication Services — 9.5%
Activision Blizzard, Inc.	608	49,218
Alphabet, Inc. - Class A*	212	310,707
Alphabet, Inc. - Class C*	189	277,754
CenturyLink, Inc.	2,548	25,709
Charter Communications, Inc. - Class A*	296	184,805
Comcast Corp. - Class A	3,476	160,800
Facebook, Inc. - Class A*	2,250	589,275
Netflix, Inc.*	544	272,016
Roku, Inc.*	82	15,482
Take-Two Interactive Software, Inc.*	125	20,653
Telephone & Data Systems, Inc.	5,855	107,966
Twitter, Inc.*	1,373	61,099
United States Cellular Corp.*	2,064	60,950
Verizon Communications, Inc.	514	30,578
ViacomCBS, Inc. - Class A	1,208	36,590
ViacomCBS, Inc. - Class B	2,116	59,269

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value
Common Stocks — 100.8% (Continued)
Communication Services — (Continued)
Walt Disney Co. (The)	986	$122,343

		2,385,214

Consumer Staples — 8.2%
Archer-Daniels-Midland Co.	3,185	148,071
Church & Dwight Co., Inc.	841	78,810
Clorox Co. (The)	313	65,783
Coca-Cola Co. (The)	2,117	104,516
Constellation Brands, Inc. - Class A	92	17,435
Costco Wholesale Corp.	827	293,585
Estee Lauder Cos., Inc. (The) - Class A	1,338	292,019
Hormel Foods Corp.	5,295	258,872
Mondelez International, Inc. - Class A	1,117	64,172
Monster Beverage Corp.*	1,374	110,195
PepsiCo, Inc.	2,685	372,141
Procter & Gamble Co. (The)	1,213	168,595
Sysco Corp.	233	14,497
Walmart, Inc.	470	65,758

		2,054,449

Industrials — 7.1%
AMETEK, Inc.	465	46,221
Caterpillar, Inc.	448	66,819
CH Robinson Worldwide, Inc.	234	23,912
Cintas Corp.	215	71,558
Copart, Inc.*	1,333	140,178
CoStar Group, Inc.*	171	145,095
Cummins, Inc.	583	123,106
Deere & Co.	681	150,930
Delta Air Lines, Inc.	1,891	57,827
Emerson Electric Co.	1,051	68,914
Fastenal Co.	3,165	142,710
Honeywell International, Inc.	287	47,243
IDEX Corp.	126	22,984
IHS Markit Ltd.	183	14,367
Illinois Tool Works, Inc.	573	110,709
Lockheed Martin Corp.	319	122,266
Norfolk Southern Corp.	23	4,922
Old Dominion Freight Line, Inc.	323	58,437
Quanta Services, Inc.	1,173	62,005
Rollins, Inc.	2,692	145,879
Union Pacific Corp.	168	33,074
United Continental Holdings, Inc.*	3,561	123,745

		1,782,901

Materials — 3.7%
Air Products & Chemicals, Inc.	416	123,910
Amcor PLC	4,894	54,079
Avery Dennison Corp.	356	45,511
Ball Corp.	102	8,478
Corteva, Inc.	509	14,664
Ecolab, Inc.	214	42,766
Freeport-McMoRan, Inc.	7,727	120,850
Linde PLC (United Kingdom)	1,123	267,420
Sherwin-Williams Co. (The)	379	264,064

		941,742

Utilities — 2.8%
Alliant Energy Corp.	227	11,724
DTE Energy Co.	632	72,705
Evergy, Inc.	197	10,011
NextEra Energy, Inc.	1,088	301,985
OGE Energy Corp.	299	8,967

		Market
	Shares	Value
Utilities — (Continued)
UGI Corp.	3,847	$126,874
Vistra Energy Corp.	6,415	120,987
Xcel Energy, Inc.	626	43,200

		696,453

Real Estate — 2.7%
Alexandria Real Estate Equities, Inc. REIT	360	57,600
American Tower Corp. REIT	342	82,672
CBRE Group, Inc. - Class A*	307	14,420
Crown Castle International Corp. REIT	380	63,270
Equinix, Inc. REIT	65	49,408
Host Hotels & Resorts, Inc. REIT	617	6,657
Invitation Homes, Inc. REIT	3,400	95,166
Medical Properties Trust, Inc. REIT	1,816	32,016
Prologis, Inc. REIT	838	84,320
Realty, Income Corp. REIT	110	6,683
STORE Capital Corp. REIT	2,115	58,014
VEREIT, Inc. REIT	17,289	112,379
VICI Properties, Inc. REIT	1,143	26,712
WP Carey, Inc. REIT	48	3,128

		692,445

Energy — 1.1%
Chevron Corp.	2,293	165,096
ConocoPhillips	537	17,635
Exxon Mobil Corp.	1,615	55,443
Pioneer Natural Resources Co.	616	52,970

		291,144

Total Common Stocks		$25,353,801

Short-Term Investment Fund — 2.7%
Dreyfus Government Cash Management, Institutional Shares, 0.02%¥Ω	675,517	$675,517

Total Investment Securities —103.5% (Cost $22,577,553)		$26,029,318

Liabilities in Excess of Other Assets — (3.5%)		(872,938)

Net Assets — 100.0%		$25,156,380

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$25,353,801	$—	$—	$25,353,801

Short-Term Investment Fund	675,517	—	—	675,517

Total	$26,029,318	$—	$—	$26,029,318

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Dynamic Diversified Income Fund – September 30, 2020 (Unaudited)

	Shares	Market Value
Affiliated Mutual Funds~^¥ — 70.8%
Fixed Income Funds — 60.7%
Touchstone Credit Opportunities II Fund	860,621	$8,287,778
Touchstone Flexible Income Fund	603,315	6,636,465
Touchstone High Yield Fund	685,441	5,545,222
Touchstone Impact Bond Fund	1,174,070	12,703,433

		33,172,898

Equity Funds — 10.1%
Touchstone Value Fund	665,287	5,535,186

Total Affiliated Mutual Funds		$38,708,084

Exchange-Traded Funds~ — 26.1%
iShares International Select Dividend ETF†	86,714	2,161,780
iShares MSCI EAFE Value ETF	54,322	2,191,893
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	35,603	1,097,996
Vanguard Emerging Markets Government Bond ETF	14,148	1,116,277
Vanguard Global ex-U.S. Real Estate ETF	34,829	1,693,038
Vanguard High Dividend Yield ETF†	54,182	4,384,949
Vanguard REIT ETF	20,865	1,647,500

Total Exchange-Traded Funds		$14,293,433

Exchange-Traded Notes~ — 2.5%
JPMorgan Alerian MLP Index ETN†	126,907	$1,368,057

Short-Term Investment Funds — 7.0%
Dreyfus Government Cash Management, Institutional Shares, 0.02%¥Ω	548,967	548,967
Invesco Government & Agency Portfolio, Institutional Class, 0.02%**¥Ω	3,309,966	3,309,966

Total Short-Term Investment Funds		$3,858,933

Total Investment Securities —106.4% (Cost $63,466,582)		$58,228,507

Liabilities in Excess of Other Assets — (6.4%)		(3,524,556)

Net Assets — 100.0%		$54,703,951

**	Represents collateral for securities loaned.
^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated.
~	The financial statements of the underlying funds can be found on the SEC website.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2020 was $3,217,983.
¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

ETN - Exchange-Traded Notes

MLP - Master Limited Partnership

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$38,708,084	$—	$—	$38,708,084
Exchange-Traded Funds	14,293,433	—	—	14,293,433
Exchange-Traded Notes	1,368,057	—	—	1,368,057
Short-Term Investment Funds	3,858,933	—	—	3,858,933

Total	$58,228,507	$—	$—	$58,228,507

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Dynamic Global Allocation Fund – September 30, 2020 (Unaudited)

	Shares	Market Value
Affiliated Mutual Funds~^¥ — 78.3%
Equity Funds — 54.0%
Touchstone Anti-Benchmark® International Core Equity Fund	831,458	$9,046,262
Touchstone Growth Opportunities Fund	162,479	6,827,356
Touchstone International Growth Fund	370,301	5,124,960
Touchstone Mid Cap Fund	42,530	1,685,876
Touchstone Sands Capital Emerging Markets Growth Fund	93,695	1,703,367
Touchstone Sands Capital Institutional Growth Fund	161,230	5,181,932
Touchstone Small Cap Value Fund	77,402	1,600,672
Touchstone Value Fund	1,583,736	13,176,684

		44,347,109

Fixed Income Funds — 24.3%
Touchstone Credit Opportunities II Fund	243,204	2,342,051
Touchstone High Yield Fund	298,812	2,417,390
Touchstone Impact Bond Fund	1,109,479	12,004,564
Touchstone Ultra Short Duration Fixed Income Fund	352,271	3,247,940

		20,011,945

Total Affiliated Mutual Funds		$64,359,054

Exchange-Traded Funds~ — 20.8%
iShares Core MSCI Emerging Markets ETF	47,197	2,492,002
iShares International Treasury Bond ETF	91,670	4,846,593
iShares MSCI EAFE Value ETF	80,245	3,237,886
Vanguard Emerging Markets Government Bond ETF	20,418	1,610,980
Vanguard Total International Bond ETF	84,345	4,907,614

Total Exchange-Traded Funds		$17,095,075

Short-Term Investment Fund — 1.0%
Dreyfus Government Cash Management, Institutional Shares, 0.02%¥Ω	798,503	$798,503

Total Investment Securities —100.1% (Cost $79,817,273)		$82,252,632

Liabilities in Excess of Other Assets — (0.1%)		(116,406)

Net Assets — 100.0%		$82,136,226

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated.
~	The financial statements of the underlying funds can be found on the SEC website.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2020.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$64,359,054	$—	$—	$64,359,054
Exchange-Traded Funds	17,095,075	—	—	17,095,075
Short-Term Investment Fund	798,503	—	—	798,503

Total	$82,252,632	$—	$—	$82,252,632

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments

September 30, 2020 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2020, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Funds’ investments by sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2020.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•

If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date.